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www.dechert.com

March 10, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)

(File Nos. 033-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 13 (“PEA 13”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 13 is being made to register the PIMCO 0-3 Year Banking Sector Corporate Bond Index Fund, PIMCO 1-5 Year High Yield Corporate Bond Index Fund, PIMCO Emerging Markets Aggregate U.S.$ Denominated Bond Index Fund, PIMCO High Yield Corporate Bond Index Fund, PIMCO Investment Grade Corporate Bond Index Fund and PIMCO Build America Bond Strategy Fund, each a new series of the Trust. PEA 13 does not affect the currently effective prospectus and statement of additional information for other series of the Trust’s shares.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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